Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,390,122	$ 198,785	¥ 1,623,349	¥ 1,925,409
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	110,480	15,800	123,647	167,775
Amortization of intangible assets	74,145	10,603	74,334	76,688
Amortization of operating lease assets	88,793	12,697	106,527	108,111
Gain on disposal of property and equipment	(2,901)	(415)	(1,834)	(874)
Provision for credit losses	32,667	4,671	35,293	(24,359)
Share of results of equity method investments	(102,770)	(14,695)	109,094	(29,133)
Fair value change of short-term investments	39,523	5,652	(44,881)	(29,699)
Fair value change of long-term investments	(24,783)	(3,544)	0	0
Share-based compensation	218,974	31,313	192,024	195,092
Deferred income taxes	35,812	5,121	(42,525)	(49,963)
Changes in operating assets and liabilities:
Accounts receivable	(188,638)	(26,976)	77,842	479,943
Amounts due from related parties, current	20,358	2,911	(47,518)	33,205
Prepaid expenses and other current assets	92,716	13,258	(57,086)	(244,111)
Amounts due from related parties, non-current	(6,188)	(885)	12,527	(6,629)
Other non-current assets	(51,331)	(7,340)	(33,673)	(192,988)
Accrued expenses and other payables	(594,277)	(84,980)	(135,027)	366,969
Advance from customers	(8,193)	(1,172)	897	9,332
Deferred revenue	(106,058)	(15,166)	(524,687)	(345,550)
Income tax payable	(102,923)	(14,718)	(42,762)	(23,861)
Amounts due to related parties	(24,511)	(3,505)	13,678	(2,524)
Other liabilities	(1,559)	(223)	(66,084)	38,596
Net cash generated from operating activities	889,462	127,191	1,373,135	2,451,429
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(118,057)	(16,882)	(139,996)	(78,567)
Proceeds from disposal of property and equipment	5,809	831	3,963	921
Purchase of intangible assets	0	0	0	(329)
Purchase of short-term investments	(28,732,370)	(4,108,674)	(21,057,787)	(17,512,173)
Purchase of long-term investments	(2,100,000)	(300,296)	0	0
Maturity of short-term investments	33,096,465	4,732,732	18,142,153	18,590,497
Net cash generated from/(used in) investing activities	2,151,847	307,711	(3,051,667)	1,000,349
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	24	3	2,051	296
Payment of dividends	(1,481,245)	(211,815)	(1,480,752)	(490,990)
Payments for repurchase of ordinary shares	(1,051,983)	(150,432)	(223,062)	(633,799)
Net cash used in financing activities	(2,533,204)	(362,244)	(1,701,763)	(1,124,493)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(40,300)	(5,764)	39,260	(14,612)
Net (decrease)/increase in cash and cash equivalents and restricted cash	467,805	66,894	(3,341,035)	2,312,673
Cash and cash equivalents and restricted cash at beginning of year	1,787,112	255,554	5,128,147	2,815,474
Cash and cash equivalents and restricted cash at end of year	2,254,917	322,448	1,787,112	5,128,147
Supplemental disclosures of cash flow information:
Income tax paid (net of refunds)	187,941	26,875	153,498	159,094
Purchase of fixed assets included in accrued expenses and other payables	16,444	2,351	24,569	35,216
Dividends declared but not paid	976,382	139,621	990,529	984,332
Cash paid for operating lease cost	91,260	13,050	111,042	113,000
Right-of-use assets acquired under operating leases	¥ 60,158	$ 8,602	¥ 15,510	¥ 192,100